CONDENSED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 150
Cost of revenue and operating expenses
Cost of components and personnel					0	50
General and administrative expenses	1,158	1,395	2,508	2,642	5,543	5,505
Development	1,352	838	2,999	1,899	4,806	5,249
Stock based compensation	201	134	336	108	554	1,020
Amortization and depreciation	435	517	870	1,027	2,063	1,806
Total cost of revenue and operating expenses	3,146	2,884	6,713	5,676	12,966	13,630
Loss from operations	(3,146)	(2,884)	(6,713)	(5,676)	(12,966)	(13,480)
Other (expense)
Interest expense, net	(424)	(107)	(1,038)	(194)	(535)	(1,847)
Impairment					(286)	(341)
Total other income (expense)					(821)	(2,188)
Loss before income tax provision	(3,570)	(2,991)	(7,751)	(5,870)	(13,787)	(15,668)
Income tax provision	0	0	0	0	0	0
Net loss	$ (3,570)	$ (2,991)	$ (7,751)	$ (5,870)	$ (13,787)	$ (15,668)
Basic and diluted net loss per share (in dollars per share)	$ (0.49)	$ (0.50)	$ (1.15)	$ (0.97)	$ (2.29)	$ (3.05)
Weighted average number of shares outstanding basic and diluted (in shares)	7,319	6,033	6,723	6,025	6,031	5,145